Capital Group Emerging Markets Total Opportunities Fund® Prospectus Supplement January 25, 2019 (for prospectus dated January 1, 2019)

The bar chart in the “Investment results” section of the prospectus is being amended as follows to correct a formatting issue that only appears in the 485BPOS file on the SEC.gov site: